Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Inventories Details
Raw materials	$ 1,978	$ 5,137
Work in progress	676	2,229
Finished goods	467	179
Total	$ 3,121	$ 7,545